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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                   Elfun Trust

   Schedule of Investments (dollars in thousands) - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                 Number of
                                                                                   Shares                      Value

Common Stock - 96.9%
------------------------------------------------------------------------------------------------------------------------------------

Beverages - 3.5%
PepsiCo, Inc.                                                               920,000                         $ 50,563

Biotechnology - 4.2%
Amgen Inc.                                                                1,000,000                           52,940 (a)
Gilead Sciences, Inc.                                                       170,000                            7,963 (a)
                                                                                                              60,903

Capital Markets - 6.2%
State Street Corp.                                                        1,190,000                           56,168 (e)
The Goldman Sachs Group, Inc                                                225,000                           33,174
                                                                                                              89,342

Chemicals - 3.3%
Ecolab Inc.                                                                 110,000                            4,289
Monsanto Co.                                                                580,000                           43,117
                                                                                                              47,406

Commercial Services & Supplies - 1.2%
Iron Mountain Inc.                                                          520,000                           14,950 (a)
Stericycle, Inc.                                                             45,000                            2,319 (a)
                                                                                                              17,269

Communications Equipment - 9.8%
Cisco Systems, Inc.                                                       2,475,000                           46,134 (a)
QUALCOMM Inc.                                                             1,530,000                           69,156
Research In Motion Ltd.                                                     360,000                           25,578 (a)
                                                                                                             140,868

Diversified Financial Services - 3.4%
CME Group Inc.                                                              115,000                           35,778
JPMorgan Chase & Co.                                                        390,000                           13,303
                                                                                                              49,081

Electronic Equipment, Instruments & Components - 2.5%
Corning Inc.                                                                600,000                            9,636
Molex Inc. (Class A)                                                      1,860,000                           26,747
                                                                                                              36,383

Energy Equipment & Services - 6.5%
Schlumberger Ltd.                                                         1,000,000                           54,110
Transocean Ltd.                                                             530,000                           39,374 (a)
                                                                                                              93,484

Food Products - 0.2%
McCormick & Company Inc.                                                    110,000                            3,578

Healthcare Equipment & Supplies - 2.2%
DENTSPLY International Inc.                                                  60,000                            1,831
Medtronic, Inc.                                                             840,000                           29,308
                                                                                                              31,139

Healthcare Providers & Services - 2.8%
Express Scripts, Inc.                                                       110,000                            7,562 (a)
Lincare Holdings Inc.                                                       980,000                           23,050 (a)
VCA Antech, Inc.                                                            350,000                            9,345 (a)
                                                                                                              39,957

Hotels Restaurants & Leisure - 1.9%
Carnival Corp.                                                            1,050,000                           27,058

Insurance - 4.4%
Aflac Inc.                                                                  700,000                           21,763
Alleghany Corp.                                                              39,413                           10,681 (a)
Berkshire Hathaway Inc. (Class B)                                            11,000                           31,853 (a)
                                                                                                              64,297

Internet Software & Services - 2.2%
Baidu, Inc ADR                                                               42,000                           12,646 (a)
eBay Inc.                                                                 1,100,000                           18,843 (a)
                                                                                                              31,489

IT Services - 8.4%
Automatic Data Processing, Inc.                                             520,000                           18,429
Paychex, Inc.                                                             1,170,000                           29,484
The Western Union Co.                                                     3,460,000                           56,744
Visa, Inc. (Class A)                                                        260,000                           16,188
                                                                                                             120,845

Machinery - 3.3%
Dover Corp.                                                               1,420,000                           46,988

Media - 10.0%
Comcast Corp. (Class A)                                                   3,175,000                           44,767
Liberty Global, Inc. (Series C)                                           1,990,000                           31,462 (a)
Liberty Media Corp - Entertainment (Series A)                             2,550,000                           68,212 (a)
                                                                                                             144,441

Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil Corp.                                                           290,000                           20,274

Pharmaceuticals - 4.9%
Abbott Laboratories                                                         460,000                           21,638
Bristol-Myers Squibb Co.                                                    750,000                           15,232
Johnson & Johnson                                                           600,000                           34,080
                                                                                                              70,950

Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. (Class A)                                    1,800,000                           16,848 (a)

Software - 7.9%
Intuit, Inc.                                                              2,260,000                           63,642 (a)
Microsoft Corp.                                                           2,100,000                           49,917
                                                                                                             113,559

Specialty Retail - 4.6%
Bed Bath & Beyond, Inc.                                                   1,300,000                           39,975 (a)
Lowe's Companies, Inc.                                                    1,470,000                           28,533
                                                                                                              68,508

Wireless Telecommunication Services - 1.0%
American Tower Corp. (Class A)                                              450,000                           14,188 (a)

Total Common Stock                                                                                         1,399,418
(Cost $1,343,528)


------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                              391 (j)
(Cost $711)

Total Investments in Securities                                                                            1,399,809
(Cost $1,344,239)

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Short-Term Investments - 3.0%
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GE Money Market Fund Institutional Class
0.28%                                                                                                         42,530 (d,p)
(Cost $42,530)

Total Investments                                                                                          1,442,339
(Cost $1,386,769)

Other Assets and Liabilities, net - 0.0%*                                                                      1,808


                                                                                                      ---------------
NET ASSETS  - 100.0%                                                                                        1,444,147
                                                                                                      ===============


            Notes to Schedules of Investments (dollars in thousands)
                            June 30, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $23,633; $3,522; $11,240 and $14,101 or 8.75%, 1.77%, 0.66%
         and 4.38%of net assets for the Elfun Money Market Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(l) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2009 (as a percentage of net assets) as follows:

         FSA               10.25%

         AMBAC             10.17%

        (n) Treasury Inflation Protected Securities.

        (o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

        (p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

        (q) Illiquid Securities. At June 30, 2009, these securities amounted to $18,710 and $361 or 5.82% and 0.18% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

   The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date







     + Percentages are based on net assets as of June 30, 2009.

     * Less than 0.1%

     ** Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
Regd.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

Elfun Income Fund
                                                             Level 1          Level 2          Level 3           Total
                                                        --------------------------------------------------------------------
Investments in Securities                                    $ 6,407,334    $ 338,053,601     $ 3,029,632     $ 347,490,567
Other Financial Instruments                                   $ (246,692)             $ -             $ -        $ (246,692)

Folllowing is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                           investments                     other financial
                                                                          in securities                      instruments
                                                                         -----------------                ------------------
Balance at 12/31/08                                                          $ 16,405,024                               $ -
          Accrued discounts/premiums                                               79,624                                 -
          Realized gain (loss)                                                 (3,255,654)                                -
          Change in unrealized appreciation (depreciation)                     (3,299,895)                                -
          Net purchases (sales)                                                (1,791,254)                                -
          Net transfers in and out of Level 3                                  (5,108,213)                                -
                                                                         ---------------------------------------------------
Balance at 6/30/09                                                            $ 3,029,632                               $ -
Change in unrealized loss relating to securities still
  held at 6/30/09                                                            $ (3,500,833)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 26, 2009